UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 28-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE                    8/12/02
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-0030                         John W. Bristol & Co., Inc.
     28-2588                         Klingenstein Fields & Co. LLC
     -----------------------         --------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  42

Form 13F Information Table Value Total: $35,090
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                        FORM 13F INFORMATION TABLE

                                                     Value     Shares or    SH/  PUT/  Investment   Other           Voting Authority
Name of Issuer           Title of Class  CUSIP      (x$1000)  Prin Amount   PRIN CALL  Discretion  Managers      Sole   Shared  None
-----------------------  --------------  ---------- --------- -----------   ---- ----  ----------  --------    -------  ------  ----

AT&T CORPORATION             Common      00195710 9     1,980      185,077  SH             Sole       None     185,077
AT&T WIRELESS SERVICES
  INC                        Common      00209A10 6       348       59,553  SH             Sole       None      59,553
ABBOTT LABS                  Common      00282410 0       282        7,500  SH             Sole       None       7,500
ALLIANCE CAP MGT
  HOLDING LP             Unit Ltd Partn  01855A10 1       411       12,000  SH             Sole       None      12,000
AMERICREDIT CORP             Common      03060R10 1       210        7,500  SH             Sole       None       7,500
AMGEN CORP.                  Common      03116210 0       360        8,603  SH             Sole       None       8,603
BP AMOCO PLC             Sponsored ADR   05562210 4       523       10,354  SH             Sole       None      10,354
BAKER HUGHES INC.            Common      05722410 7       421       12,640  SH             Sole       None      12,640
CAPITAL ONE FINL CORP        Common      14040H10 5       275        4,500  SH             Sole       None       4,500
CENDANT CORP                 Common      15131310 3       175       11,000  SH             Sole       None      11,000
CISCO SYSTEMS                Common      17275R10 2       347       24,901  SH             Sole       None      24,901
CITIGROUP INC                Common      17296710 1       233        6,000  SH             Sole       None       6,000
COCA COLA COMPANY            Common      19121610 0     2,493       44,510  SH             Sole       None      44,510
EPIX MED INC.                Common      26881Q10 1       464       44,000  SH             Sole       None      44,000
EMERSON ELEC CO.             Common      29101110 4       321        6,000  SH             Sole       None       6,000
ENBRIDGE ENERGY
  PARTNERS LP CLASS A        Common      29250R10 6       269        6,000  SH             Sole       None       6,000
EXXON MOBIL CORP             Common      30231G10 2     7,070      172,780  SH             Sole       None     172,780
FANNIE MAE COM STK           Common      31358610 9       332        4,500  SH             Sole       None       4,500
FIRST DATA CORP.             Common      31996310 4       335        9,000  SH             Sole       None       9,000
GENERAL ELEC CO              Common      36960410 3     4,444      152,994  SH             Sole       None     152,994
GOLDMAN SACHS GROUP INC      Common      38141G10 4       220        3,000  SH             Sole       None       3,000
HOME DEPOT, INC.             Common      43707610 2       275        7,500  SH             Sole       None       7,500
INTEL CORP.                  Common      45814010 0       219       12,000  SH             Sole       None      12,000
J P MORGAN CHASE & CO        Common      46625H10 0     2,299       67,785  SH             Sole       None      67,785
JOHNSON & JOHNSON            Common      47816010 4       314        6,000  SH             Sole       None       6,000
MAXIM INTEGRATED             Common      57772K10 1       818       21,328  SH             Sole       None      21,328
MEDTRONIC INC                Common      58505510 6       386        9,000  SH             Sole       None       9,000
MERCK & CO., INC.            Common      58933110 7     1,706       33,692  SH             Sole       None      33,692
MERCURY GENERAL CORP         Common      58940010 0       437        9,000  SH             Sole       None       9,000
MICROSEMI CORP.              Common      59513710 0        74       11,287  SH             Sole       None      11,287
NORTEL NETWORKS CORP
  NEW                        Common      65656810 2        29       19,979  SH             Sole       None      19,979
NORTHERN BORDER
  PARTNERS L P           Unit Ltd Partn  66478510 2       215        6,000  SH             Sole       None       6,000
NORTHROP GRUMMAN CORP        Common      66680710 2       684        5,470  SH             Sole       None       5,470
ORACLE SYSTEMS CORP.         Common      68389X10 5     1,042      109,991  SH             Sole       None     109,991
OPTIKA                       Common      68397310 1        20       12,000  SH             Sole       None      12,000
PHARMACIA CORP               Common      71713U10 2     2,570       68,636  SH             Sole       None      68,636
PHILLIPS PETROLEUM CO        Common      71850710 6       662       11,242  SH             Sole       None      11,242
SCHLUMBERGER LTD.            Common      80685710 8       428        9,196  SH             Sole       None       9,196
SHIRE PHARMACEUTICALS
  GROUP ADR              Sponsored AD    82481R10 6       232        9,000  SH             Sole       None       9,000
SOVERIEGN BANCORP INC        Common      84590510 8       449       30,000  SH             Sole       None      30,000
UNION PACIFIC CORP.          Common      90781810 8       419        6,620  SH             Sole       None       6,620
VIACOM INC CLASS B
   COMMON                    Common      92552430 8       299        6,750  SH             Sole       None       6,750
-----------------------------------------------------------------------------------------------------------------------
                                                       35,090    1,264,888
=======================================================================================================================

01864.0001 #343231